                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
Portfolio of Investments - July 31, 2005 (Unaudited)

PAR
AMOUNT
(000)     DESCRIPTION                                                                             COUPON     MATURITY      VALUE
------------------------------------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  156.9%
          ARIZONA   1.1%
     750  Glendale, AZ Indl Dev Auth Rfdg                                                          5.000%    12/01/35   $    753,863
                                                                                                                        ------------


          ARKANSAS   2.1%
   1,390  Washington Cnty, AK Hosp Rev Regl Med Ctr Ser B (d)                                      5.000     02/01/30      1,396,686
                                                                                                                        ------------

          CALIFORNIA   18.9%
   1,000  California Hlth Fac Fin Auth Rev Cedars-Sinai Med Ctr (d)                                5.000     11/15/27      1,034,010
     500  California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj Ser B (AMT)     5.000     07/01/27        494,725
   1,420  California St (AMBAC Insd)                                                               5.125     10/01/27      1,483,999
   1,000  California St Dept Wtr Res Pwr Rev Ser A                                                 5.750     05/01/17      1,111,230
   1,000  California St Dept Wtr Res Pwr Rev Ser A (AMBAC Insd)                                    5.500     05/01/16      1,116,060
   1,250  California Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth Ser A                 5.250     07/01/30      1,315,112
   1,000  Golden St Tob Securitization Corp CA Tob Settlement Rev Enhanced Asset Bkd Ser A (d)     5.000     06/01/45      1,027,640
   1,500  Los Angeles, CA Uni Sch Dist Ser A (FSA Insd) (a)                                        5.250     07/01/19      1,658,340
   1,465  Los Angeles Cnty, CA Met Transn Auth Sales Tax Rev Prop C 2nd Sr Ser A Rfdg
          (AMBAC Insd)                                                                             5.000     07/01/23      1,535,393
   2,000  San Jose, CA Fin Auth Lease Rev Civic Ctr Proj Ser B (AMBAC Insd)                        5.000     06/01/32      2,076,200
                                                                                                                        ------------
                                                                                                                          12,852,709
                                                                                                                        ------------

          COLORADO   7.6%
   1,000  Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A (Escrowed to Maturity)        5.500     03/01/32      1,105,750
   1,000  Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth                                6.500     11/15/31      1,107,700
   1,280  Fremont Custer & El Paso Cnty, CO Sch Dist No RE-2 Fremont (FSA Insd)                    5.250     12/01/21      1,407,680
   1,500  Montrose, CO Mem Hosp                                                                    6.000     12/01/33      1,557,810
                                                                                                                        ------------
                                                                                                                           5,178,940
                                                                                                                        ------------

          CONNECTICUT   3.7%
   2,400  Connecticut St Hlth & Ed Fac Auth Rev Griffin Hosp Ser B (Radian Insd)                   5.000     07/01/20      2,536,440
                                                                                                                        ------------


          FLORIDA   0.2%
     115  Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare (AMBAC Insd)                    5.950     07/01/20        116,036
                                                                                                                        ------------

          ILLINOIS   8.9%
   2,000  Chicago, IL O' Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg (AMT)                   5.375     01/01/32      2,102,740
          Insd)
     935  Chicago, IL Tax Increment Alloc Sub Cent Loop Ser A (ACA Insd)                           6.500     12/01/08      1,016,672
   1,000  Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                                        5.500     08/15/43      1,078,460
     500  Illinois Fin Auth Rev Friendship Vlg Schaumburg Ser A                                    5.625     02/15/37        506,800
   1,350  Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr Ser A                          5.125     06/01/35      1,356,575
                                                                                                                        ------------
                                                                                                                           6,061,247
                                                                                                                        ------------

          INDIANA   1.5%
   1,000  Indiana St Dev Fin Auth Rev Rfdg (AMT)                                                   5.950     08/01/30      1,031,760
                                                                                                                        ------------

          IOWA   2.5%
   1,515  Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC Insd)                                         5.750     06/01/14      1,670,121
                                                                                                                        ------------

          KANSAS  3.6%
   1,735  Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt Rfdg (MBIA Insd) (b)                   5.250     10/01/21      1,907,667
     500  Overland Park, KS Dev Corp Rev First Tier Ser A                                          7.375     01/01/32        548,340
                                                                                                                        ------------
                                                                                                                           2,456,007
                                                                                                                        ------------

          LOUISIANA   1.5%
     995  Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT) (GNMA Collateralized)          5.375     10/20/39      1,041,735
                                                                                                                        ------------

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
Portfolio of Investments - July 31, 2005 (Unaudited)

PAR
AMOUNT
(000)     DESCRIPTION                                                                             COUPON     MATURITY      VALUE
------------------------------------------------------------------------------------------------------------------------------------
          MARYLAND   3.3%
     800  Maryland St Econ Dev Corp Student Hsg Rev Collegiate Hsg Salisbury Ser A                 6.000%    06/01/19   $    845,560
   1,350  Maryland St Hlth & Higher Ed Fac Auth Rev Civista Med Ctr (Radian Insd)                  5.000     07/01/37      1,381,658
                                                                                                                        ------------
                                                                                                                           2,227,218
                                                                                                                        ------------

          MASSACHUSETTS   4.9%
   1,145  Massachusetts St Indl Fin Agy Rev Wtr Treatment Amern Hingham (AMT)                      6.750     12/01/20      1,198,689
   2,000  Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Ser A (FSA Insd) (d)              5.000     08/15/21      2,149,500
                                                                                                                        ------------
                                                                                                                           3,348,189
                                                                                                                        ------------

          MICHIGAN   1.6%
   1,000  Kent Hosp Fin Auth Mich Rev Met Hosp Proj Ser A                                          6.250     07/01/40      1,105,950
                                                                                                                        ------------

          MISSOURI   11.9%
   1,250  Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc           5.625     06/01/27      1,304,612
   3,855  Missouri St Hlth & Ed Fac Auth Hlth Fac Rev SSM Hlthcare Ser AA Rfdg (MBIA Insd)         6.400     06/01/10      4,366,790
   2,250  Saint Charles, MO Ctfs Partn Ser B                                                       5.500     05/01/18      2,396,520
                                                                                                                        ------------
                                                                                                                           8,067,922
                                                                                                                        ------------

          NEVADA   1.7%
   1,000  Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT) (AMBAC Insd)             5.250     07/01/34      1,054,650
     125  Nevada Hsg Div Single Family Pgm Ser E (AMT) (FHA Gtd)                                   6.900     10/01/14        126,429
                                                                                                                        ------------
                                                                                                                           1,181,079
                                                                                                                        ------------

          NEW JERSEY   1.5%
   1,000  New Jersey Econ Dev Auth Rev Cigarette Tax                                               5.500     06/15/31      1,049,690
                                                                                                                        ------------

          NEW MEXICO   4.3%
   1,500  Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03, Cost $1,514,910) (c)       5.000     09/01/18      1,563,915
   1,250  Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03, Cost $1,275,475) (c)       5.500     09/01/23      1,338,013
                                                                                                                        ------------
                                                                                                                           2,901,928
                                                                                                                        ------------

          NEW YORK   15.7%
   1,500  New York City Hsg Dev Corp Multi-Family Hsg Rev Ser A (AMT)                              5.500     11/01/34      1,556,790
     920  New York City Indl Dev Agy Civic Fac Rev Touro
          College Proj Ser A (Acquired 6/25/99, Cost $920,000) (c)                                 6.350     06/01/29        948,400
   1,910  New York City Mun Wtr Fin Auth Wtr & Swr Sys Rev Ser D                                   5.000     06/15/39      2,004,201
   1,000  New York St Dorm Auth Lease Rev Court Fac Ser A (Prerefunded @ 05/15/13)                 5.500     05/15/20      1,133,530
      35  New York St Dorm Auth Rev Mental Hlth Svc Fac (FSA Insd) (b)                             5.875     08/15/16         38,975
     155  New York St Dorm Auth Rev Mental Hlth Svc Fac (Prerefunded @ 08/15/10) (FSA Insd) (b)    5.875     08/15/16        174,248
   2,000  New York St Dorm Auth Rev Secd Hosp Gen Hosp Ser N Rfdg                                  5.750     02/15/18      2,226,640
   1,990  New York St Mtg Agy Rev Ser 101 (AMT)                                                    5.400     04/01/32      2,058,257
     500  Westchester Tob Asset Securitization Corp NY                                             5.125     06/01/38        506,835
                                                                                                                        ------------
                                                                                                                          10,647,876
                                                                                                                        ------------

          NORTH CAROLINA   2.7%
   1,700  North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Ser A (MBIA Insd)                      5.250     01/01/19      1,851,181
                                                                                                                        ------------

          OHIO   4.9%
   1,500  Akron, OH Ctf Part Akron Muni Baseball Stad Proj (Prerefunded @ 12/01/06)                6.900     12/01/16      1,583,700
   1,650  Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd Ser C (AMT)                   6.375     11/15/32      1,738,457
                                                                                                                        ------------
                                                                                                                           3,322,157
                                                                                                                        ------------

          OKLAHOMA   2.2%
     370  Oklahoma Hsg Fin Agy Single Family Mtg Rev Homeownership Ln Pgm Ser A (AMT)
          (GNMA Collateralized)                                                                    7.050     09/01/26        371,469
   1,000  Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                                    6.250     11/01/22      1,128,020
                                                                                                                        ------------
                                                                                                                           1,499,489
                                                                                                                        ------------

          OREGON   1.6%
   1,000  Portland, OR Swr Sys Rev Ser A (Prerefunded @ 08/01/10) (FGIC Insd)                      5.750     08/01/18      1,112,580
                                                                                                                        ------------

          PENNSYLVANIA   2.4%
     500  Delaware Cnty, PA Indl Dev Auth Rev Res Recovery Fac Ser A                               6.100     07/01/13        527,560
   1,000  Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd)                          5.250     03/15/19      1,098,370
                                                                                                                        ------------
                                                                                                                           1,625,930
                                                                                                                        ------------

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
Portfolio of Investments - July 31, 2005 (Unaudited)

PAR
AMOUNT
(000)     DESCRIPTION                                                                            COUPON     MATURITY      VALUE
------------------------------------------------------------------------------------------------------------------------------------
          SOUTH CAROLINA   2.4%
   1,500  South Carolina Jobs Econ Dev Auth Indl Rev SC Elec & Gas Co Proj Ser A
          (AMBAC Insd)                                                                            5.200%    11/01/27   $  1,612,680
                                                                                                                       ------------

          SOUTH DAKOTA   5.3%
   2,115  Minnehaha Cnty, SD Ltd Tax Ctfs Partn (FSA Insd) (b)                                    5.000     12/01/20      2,265,778
   1,250  South Dakota St Hlth & Ed Fac Auth Rev Children's Care Hosp Rfdg                        6.125     11/01/29      1,340,875
                                                                                                                       ------------
                                                                                                                          3,606,653
                                                                                                                       ------------
          TENNESSEE   0.8%
     500  Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj                         6.000     10/01/35        507,095
                                                                                                                       ------------

          TEXAS   9.5%
   2,000  Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd)                           5.500     11/01/21      2,168,780
   2,000  Houston, TX Util Sys Rev Comb First Lien Ser A Rfdg (FSA Insd)                          5.250     05/15/21      2,170,560
   2,000  North Cent TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)          5.250     08/15/32      2,124,380
                                                                                                                       ------------
                                                                                                                          6,463,720
                                                                                                                       ------------
          VIRGINIA   0.9%
     600  Tobacco Settlement Fin Corp VA Asset Bkd                                                5.500     06/01/26        633,312
                                                                                                                       ------------

          WASHINGTON   6.1%
   1,500  Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro Ser A (AMT) (MBIA Insd)      5.600     01/01/36      1,627,590
   1,370  Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)                            5.500     07/01/18      1,509,137
   1,000  Washington St Hlth Care Facs Auth Rev Overlake Hosp Med Ctr Ser B (ACA Insd)            5.000     07/01/30      1,025,530
                                                                                                                       ------------
                                                                                                                          4,162,257
                                                                                                                       ------------
          WEST VIRGINIA   3.8%
   2,450  West Virginia Univ Rev Impt WV Univ Proj Ser C (FGIC Insd)                              5.000     10/01/27      2,596,829
                                                                                                                       ------------

          WISCONSIN   1.9%
   1,205  Wisconsin St Hlth & Ed Fac Auth Rev (ACA Insd)                                          6.150     05/15/25      1,276,264
                                                                                                                       ------------

          PUERTO RICO   8.9%
   4,800  Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y (FSA Insd) (a)                       6.250     07/01/21      6,033,408
                                                                                                                       ------------

TOTAL LONG-TERM INVESTMENTS   149.9%
    (Cost $96,185,077)                                                                                                  101,928,951
                                                                                                                       ------------


SHORT-TERM INVESTMENTS   7.0%
     700  Atlanta GA Wtr & Wastewtr Rev Ser C (FSA Insd) (e)                                      2.300     11/01/41        700,000
   4,080  Washington St Hsg Fin Commn Nonprofit Rev (e)                                           2.230     12/01/23      4,080,000
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $4,780,000)                                                                                                     4,780,000
                                                                                                                       ------------

TOTAL INVESTMENTS   156.9%
   (Cost $100,965,077)                                                                                                  106,708,951


OTHER LIABILITIES IN EXCESS OF ASSETS   (6.9%)                                                                           (4,688,042)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)   (50.0%)                                                            (34,019,863)
                                                                                                                       ------------

NET ASSETS APPLICABLE TO COMMON SHARES   100.0%                                                                        $ 68,001,046
                                                                                                                       ============


Percentages are calculated as a percentage of net assets applicable to common shares.

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b)  The Trust owns 100% of the bond issuance.

(c) This security is restricted and may be resold only in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. Restricted securities comprise 5.7% of net assets applicable to common shares.

(d)  Securities purchased on a when-issued or delayed delivery basis.

(e) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most reset date.

     ACA -- American Capital Access
     AMBAC -- AMBAC Indemnity Corporation
     AMT -- Alternative Minimum Tax
     FGIC -- Financial Guaranty Insurance Company
     FHA --  Federal Housing Administration
     FSA -- Financial Security Assurance Inc.
     GNMA -- Government National Mortgage Association
     MBIA -- Municipal Bond Investors Assurance Corp.
     Radian -- Radian Asset Assurance



     Futures Contract outstanding as of July 31, 2005:

                                                                                                              UNREALIZED
                                                                                                              APPRECIATION/
                                                                                                CONTRACTS     DEPRECIATION
                                                                                                ---------     ------------
              SHORT CONTRACTS:
              U.S. Treasury Notes 5-Year Futures September 2005 (Current Notional
              Value of $107,203 per contract) ............................................          112         $ 177,625

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Select Sector Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005